FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Foreign Currency Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Foreign Currency Risk [Abstract]
Cash reserves	$ 2,224,380	$ 2,714,776	$ 844,118
US$ [Member]
Foreign Currency Risk [Abstract]
Cash reserves	3,400,000
Foreign Currency Risk [Member] | A$ [Member]
Financial Liabilities [Abstract]
Net exposure	792,962	1,863,441
Foreign Currency Risk [Member] | A$ [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	1,028,454	1,971,129
Foreign Currency Risk [Member] | A$ [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	24,679	35,493
Foreign Currency Risk [Member] | A$ [Member] | Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	260,171	143,181
10% Increase [Member]
US Dollar Appreciated or Depreciated Against Australian Dollar [Abstract]
Profit or loss	79,296	186,344
Other comprehensive income	79,296	186,344
10% Decrease [Member]
US Dollar Appreciated or Depreciated Against Australian Dollar [Abstract]
Profit or loss	(79,296)	(186,344)
Other comprehensive income	$ (79,296)	$ (186,344)